Loans - Net Charge offs (Recoveries) Segregated by Class of Loans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	$ 625,310	$ 2,458,828	$ 1,080,878
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	550,571	359,371	665,725
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	(8,700)	241,853	(15,787)
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	(5,156)	52,731	14,915
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	149,014	22,205	152,756
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	415,413	42,582	513,841
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	1,585	2,038,953	349,040
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	1,585	2,038,953	350,740
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)			(1,700)
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	73,154	60,504	66,113
Consumer Portfolio Segment [Member] | Credit Card Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	15,493	11,482	17,726
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	$ 57,661	$ 49,022	$ 48,387